Deposits (Tables)	9 Months Ended
Jul. 31, 2024
Statement [Line Items]
Summary of Deposit Liabilities
Deposits
(millions of Canadian dollars) As at
July 31 October 31
By Type By Country 2024 2023
Demand Notice Term 1 Canada United States International Total Total
Personal $ 17,764 $ 472,931 $ 139,954 $ 335,355 $ 295,294 $ – $ 630,649 $ 626,596
Banks 11,779 390 24,070 20,437 13,941 1,861 36,239 31,225
Business and government 2 144,476 191,072 218,114 390,637 158,503 4,522 553,662 540,369
174,019 664,393 382,138 746,429 467,738 6,383 1,220,550 1,198,190
Trading – – 32,021 24,359 3,493 4,169 32,021 30,980
Designated at fair value through
profit or loss 3 – – 195,924 55,418 68,857 71,649 195,924 191,988
Total $ 174,019 $ 664,393 $ 610,083 $ 826,206 $ 540,088 $ 82,201 $ 1,448,495 $ 1,421,158
Non-interest-bearing deposits
included above 4
Canada $ 57,056 $ 61,581
United States 73,121 76,376
International – 23
Interest-bearing deposits
included above 4
Canada 769,150 712,283
United States
5
466,967 482,247
International 82,201 88,648
Total 2,6 $ 1,448,495 $ 1,421,158
1 Includes $ 100.9

billion (October 31, 2023 – $
103.3

billion) of senior debt which is subject to the bank recapitalization “bail-in” regime. This regime provides certain statutory powers to the
Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.
2 Includes $ 68.2

billion relating to covered bondholders (October 31, 2023 – $
54.0

billion).
3

Financial liabilities designated at FVTPL on the Consolidated Balance Sheet also includes $
153.6

million (October 31, 2023 – $
142.3

million) of loan commitments and financial
guarantees designated at FVTPL.
4

The geographical splits of the deposits are based on the point of origin of the deposits.
5

Includes $
6.6

billion (October 31, 2023 – $
13.9

billion) of U.S. federal funds deposited and $
13.8

billion (October 31, 2023 – $
9.0

billion) of deposits and advances with the FHLB.
6

Includes deposits of $
775.3

billion (October 31, 2023 – $
779.9

billion) denominated in U.S. dollars and $
126.9

billion (October 31, 2023 – $
115.0

billion) denominated in other foreign
currencies.